Note 15 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	151,250
Share-based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 35.96
Share-based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 140.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 108,772
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term (Year)	2 years 171 days
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 13,434
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 7,060	$ 4,711
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	5 years
Share-based Payment Arrangement, Expense	$ 11,628	$ 8,126